PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 108.1%
Common Stocks
Aerospace & Defense 4.0%
BWX Technologies, Inc.	11,600	$699,248
L3Harris Technologies, Inc.	4,100	774,982
Lockheed Martin Corp.	1,800	638,964
Northrop Grumman Corp.	300	91,416
Vectrus, Inc.*	7,500	372,900
		2,577,510
Automobiles 0.2%
General Motors Co.	2,800	116,592
Banks 1.2%
CNB Financial Corp.	2,500	53,225
Customers Bancorp, Inc.*	33,300	605,394
South Plains Financial, Inc.	1,900	36,005
Southern National Bancorp of Virginia, Inc.	8,300	100,513
		795,137
Biotechnology 5.1%
Alexion Pharmaceuticals, Inc.*	7,000	1,093,680
Biogen, Inc.*	4,500	1,101,870
Gilead Sciences, Inc.	5,500	320,430
Neurocrine Biosciences, Inc.*	6,800	651,780
Vertex Pharmaceuticals, Inc.*	500	118,170
		3,285,930
Building Products 1.6%
Masco Corp.	19,200	1,054,656
Capital Markets 1.7%
Federated Hermes, Inc.	37,500	1,083,375
Commercial Services & Supplies 0.5%
Herman Miller, Inc.	9,600	324,480
Communications Equipment 3.6%
Cisco Systems, Inc.	3,600	161,100
NETGEAR, Inc.*(u)	28,700	1,166,081
NetScout Systems, Inc.*	35,100	962,442
		2,289,623

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 0.9%
EMCOR Group, Inc.	6,000	$548,760
Diversified Telecommunication Services 3.1%
AT&T, Inc.	40,500	1,164,780
Verizon Communications, Inc.	14,200	834,250
		1,999,030
Electric Utilities 0.3%
NRG Energy, Inc.	4,600	172,730
Electrical Equipment 0.4%
nVent Electric PLC	11,100	258,519
Electronic Equipment, Instruments & Components 0.4%
Sanmina Corp.*	5,400	172,206
ScanSource, Inc.*	3,800	100,244
		272,450
Entertainment 1.8%
Electronic Arts, Inc.	7,900	1,134,440
Equity Real Estate Investment Trusts (REITs) 1.7%
Weyerhaeuser Co.	33,100	1,109,843
Food & Staples Retailing 1.0%
Kroger Co. (The)	19,800	628,848
Food Products 0.9%
Kraft Heinz Co. (The)	16,700	578,822
Gas Utilities 0.4%
UGI Corp.	8,100	283,176
Health Care Equipment & Supplies 7.5%
Danaher Corp.	4,800	1,066,272
Hologic, Inc.*	8,600	626,338
Meridian Bioscience, Inc.*	55,500	1,037,295
Quidel Corp.*	5,500	988,075
STERIS PLC	3,500	663,390
West Pharmaceutical Services, Inc.	1,400	396,634
		4,778,004

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 4.0%
Cigna Corp.(u)	5,700	$1,186,626
McKesson Corp.	6,400	1,113,088
Universal Health Services, Inc. (Class B Stock)	2,000	275,000
		2,574,714
Health Care Technology 0.1%
HMS Holdings Corp.*	1,900	69,825
Hotels, Restaurants & Leisure 1.9%
Darden Restaurants, Inc.	9,500	1,131,640
Del Taco Restaurants, Inc.*	8,600	77,916
		1,209,556
Household Products 0.1%
Reynolds Consumer Products, Inc.	1,200	36,048
Insurance 1.2%
American Financial Group, Inc.	8,000	700,960
Heritage Insurance Holdings, Inc.	6,900	69,897
		770,857
Interactive Media & Services 3.1%
Cars.com, Inc.*	28,200	318,660
Facebook, Inc. (Class A Stock)*(u)	6,100	1,666,276
		1,984,936
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc.*(u)	400	1,302,772
eBay, Inc.	20,600	1,035,150
Liquidity Services, Inc.*	6,700	106,597
Stamps.com, Inc.*	3,100	608,189
		3,052,708
IT Services 3.8%
Amdocs Ltd.	8,700	617,091
Cognizant Technology Solutions Corp. (Class A Stock)	14,100	1,155,495
Hackett Group, Inc. (The)	40,000	575,600
International Money Express, Inc.*	6,800	105,536
		2,453,722

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 3.8%
American Outdoor Brands, Inc.*	17,600	$299,728
Brunswick Corp.	14,400	1,097,856
Smith & Wesson Brands, Inc.	57,000	1,011,750
		2,409,334
Life Sciences Tools & Services 5.8%
Bio-Techne Corp.	2,400	762,120
Charles River Laboratories International, Inc.*	4,500	1,124,370
Medpace Holdings, Inc.*	1,800	250,560
PerkinElmer, Inc.	5,300	760,550
Thermo Fisher Scientific, Inc.	1,800	838,404
		3,736,004
Machinery 1.2%
Cummins, Inc.	1,600	363,360
Shyft Group, Inc. (The)	13,300	377,454
		740,814
Marine 0.4%
Matson, Inc.	3,900	222,183
Metals & Mining 1.8%
Newmont Corp.	19,000	1,137,910
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Colony Credit Real Estate, Inc.	24,800	186,000
Ellington Financial, Inc.	9,000	133,560
Great Ajax Corp.	5,400	56,484
		376,044
Multi-Utilities 2.7%
MDU Resources Group, Inc.	42,000	1,106,280
Public Service Enterprise Group, Inc.	10,300	600,490
		1,706,770
Paper & Forest Products 1.7%
Boise Cascade Co.	22,900	1,094,620
Personal Products 1.8%
Nu Skin Enterprises, Inc. (Class A Stock)	21,100	1,152,693

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.(u)	19,300	$1,197,179
Merck & Co., Inc.	7,600	621,680
		1,818,859
Road & Rail 1.5%
Werner Enterprises, Inc.	24,900	976,578
Semiconductors & Semiconductor Equipment 5.7%
Applied Materials, Inc.	13,100	1,130,530
FormFactor, Inc.*	24,800	1,066,896
MKS Instruments, Inc.	7,200	1,083,240
Semtech Corp.*	5,400	389,286
		3,669,952
Software 16.6%
Adobe, Inc.*(u)	2,700	1,350,324
Cadence Design Systems, Inc.*(u)	9,000	1,227,870
ChannelAdvisor Corp.*	33,200	530,536
Intuit, Inc.(u)	3,200	1,215,520
Manhattan Associates, Inc.*	8,900	936,102
Microsoft Corp.(u)	11,700	2,602,314
NortonLifeLock, Inc.	7,500	155,850
Oracle Corp.(u)	19,100	1,235,579
Progress Software Corp.	2,700	122,013
Telenav, Inc.*	24,000	112,800
Verint Systems, Inc.*(u)	17,700	1,189,086
		10,677,994
Specialty Retail 2.3%
Hibbett Sports, Inc.*	15,700	725,026
MarineMax, Inc.*	21,100	739,133
		1,464,159
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.	8,400	1,114,596
Tobacco 0.6%
Altria Group, Inc.	10,000	410,000

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 1.8%
GMS, Inc.*(u)	38,700	$1,179,576

Total Long-Term Investments (cost $57,658,991)		69,332,377

	Interest Rate	Maturity Date	Principal Amount (000)#
Short-Term Investment 0.9%
U.S. Treasury Obligation(k)(n)
U.S. Treasury Bills (cost $599,905)	0.075%	03/18/21	600	599,917

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $58,258,896)					69,932,294

	Shares
Securities Sold Short (67.5)%
Common Stocks
Aerospace & Defense (1.8)%
Axon Enterprise, Inc.*	2,400	(294,072)
Boeing Co. (The)	1,600	(342,496)
TransDigm Group, Inc.*	700	(433,195)
Triumph Group, Inc.	6,600	(82,896)
		(1,152,659)
Biotechnology (2.8)%
Arcturus Therapeutics Holdings, Inc.*	1,700	(73,746)
Biohaven Pharmaceutical Holding Co. Ltd.*	4,200	(359,982)
Bioxcel Therapeutics, Inc.*	2,800	(129,360)
Editas Medicine, Inc.*	5,500	(385,605)
Epizyme, Inc.*	11,600	(125,976)
Global Blood Therapeutics, Inc.*	5,500	(238,205)
Iovance Biotherapeutics, Inc.*	4,000	(185,600)
REGENXBIO, Inc.*	1,700	(77,112)
REVOLUTION Medicines, Inc.*	4,200	(166,278)
Spero Therapeutics, Inc.*	3,400	(65,926)
		(1,807,790)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (0.4)%
Trex Co., Inc.*	2,900	$(242,788)
Capital Markets (0.9)%
Hamilton Lane, Inc. (Class A Stock)	2,900	(226,345)
Tradeweb Markets, Inc. (Class A Stock)	5,500	(343,475)
		(569,820)
Chemicals (1.5)%
Albemarle Corp.	2,700	(398,304)
CF Industries Holdings, Inc.	5,600	(216,776)
Livent Corp.*	18,700	(352,308)
		(967,388)
Commercial Services & Supplies (0.9)%
Harsco Corp.*	9,200	(165,416)
US Ecology, Inc.	8,900	(323,337)
Viad Corp.	2,700	(97,659)
		(586,412)
Communications Equipment (0.8)%
Digi International, Inc.*	4,000	(75,600)
Infinera Corp.*	24,300	(254,664)
ViaSat, Inc.*	5,800	(189,370)
		(519,634)
Construction & Engineering (1.1)%
Ameresco, Inc. (Class A Stock)*	5,300	(276,872)
Granite Construction, Inc.	4,000	(106,840)
WillScot Mobile Mini Holdings Corp.*	12,800	(296,576)
		(680,288)
Consumer Finance (0.6)%
LendingTree, Inc.*	1,400	(383,306)
Diversified Consumer Services (0.5)%
Bright Horizons Family Solutions, Inc.*	1,500	(259,485)
OneSpaWorld Holdings Ltd. (Bahamas)	9,000	(91,260)
		(350,745)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services (0.3)%
Bandwidth, Inc. (Class A Stock)*	1,200	$(184,404)
Electric Utilities (0.7)%
Duke Energy Corp.	2,800	(256,368)
Evergy, Inc.	3,600	(199,836)
		(456,204)
Electrical Equipment (2.0)%
American Superconductor Corp.*	1,900	(44,498)
Bloom Energy Corp. (Class A Stock)*	13,800	(395,508)
Plug Power, Inc.*	13,000	(440,830)
Sunrun, Inc.*	6,100	(423,218)
		(1,304,054)
Electronic Equipment, Instruments & Components (0.9)%
Itron, Inc.*	1,300	(124,670)
Napco Security Technologies, Inc.*	2,400	(62,928)
National Instruments Corp.	5,200	(228,488)
PAR Technology Corp.*	2,900	(182,091)
		(598,177)
Energy Equipment & Services (0.4)%
Aspen Aerogels, Inc.*	3,500	(58,415)
Dril-Quip, Inc.*	4,600	(136,252)
Liberty Oilfield Services, Inc. (Class A Stock)	8,000	(82,480)
		(277,147)
Entertainment (0.5)%
Live Nation Entertainment, Inc.*	4,700	(345,356)
Equity Real Estate Investment Trusts (REITs) (0.8)%
Easterly Government Properties, Inc.	10,600	(240,090)
Safehold, Inc.	3,900	(282,711)
		(522,801)
Food & Staples Retailing (0.6)%
Chefs’ Warehouse, Inc. (The)*	8,200	(210,658)
Performance Food Group Co.*	3,000	(142,830)
		(353,488)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (1.9)%
Beyond Meat, Inc.*	1,900	$(237,500)
Hostess Brands, Inc.*	16,400	(240,096)
J & J Snack Foods Corp.	1,400	(217,518)
Landec Corp.*	5,300	(57,505)
Limoneira Co.	6,200	(103,230)
Simply Good Foods Co. (The)*	12,300	(385,728)
		(1,241,577)
Gas Utilities (0.1)%
Northwest Natural Holding Co.	1,200	(55,188)
Health Care Equipment & Supplies (4.0)%
Alphatec Holdings, Inc.*	10,300	(149,556)
Axonics Modulation Technologies, Inc.*	5,400	(269,568)
Glaukos Corp.*	5,100	(383,826)
Mesa Laboratories, Inc.	700	(200,648)
Novocure Ltd.*	800	(138,432)
OrthoPediatrics Corp.*	8,600	(354,750)
Penumbra, Inc.*	1,800	(315,000)
Shockwave Medical, Inc.*	3,900	(404,508)
Tactile Systems Technology, Inc.*	5,300	(238,182)
Vapotherm, Inc.*	3,200	(85,952)
Varex Imaging Corp.*	3,300	(55,044)
		(2,595,466)
Health Care Providers & Services (4.7)%
1Life Healthcare, Inc.*	9,600	(419,040)
AdaptHealth Corp.*	6,600	(247,896)
Castle Biosciences, Inc.*	2,600	(174,590)
Guardant Health, Inc.*	3,000	(386,640)
HealthEquity, Inc.*	5,500	(383,405)
PetIQ, Inc.*	11,300	(434,485)
Progyny, Inc.*	8,800	(373,032)
R1 RCM, Inc.*	15,000	(360,300)
Surgery Partners, Inc.*	7,700	(223,377)
		(3,002,765)
Health Care Technology (1.3)%
Health Catalyst, Inc.*	5,300	(230,709)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology (cont’d.)
Inspire Medical Systems, Inc.*	2,000	$(376,180)
Teladoc Health, Inc.*	1,200	(239,952)
		(846,841)
Hotels, Restaurants & Leisure (3.4)%
Aramark	4,900	(188,552)
Everi Holdings, Inc.*	11,000	(151,910)
Planet Fitness, Inc. (Class A Stock)*	4,000	(310,520)
Red Robin Gourmet Burgers, Inc.*	1,400	(26,922)
SeaWorld Entertainment, Inc.*	10,800	(341,172)
Six Flags Entertainment Corp.	11,200	(381,920)
Vail Resorts, Inc.	1,400	(390,544)
Wynn Resorts Ltd.	3,200	(361,056)
		(2,152,596)
Independent Power & Renewable Electricity Producers (0.6)%
Sunnova Energy International, Inc.*	9,000	(406,170)
Insurance (0.9)%
Goosehead Insurance, Inc. (Class A Stock)	700	(87,332)
Kinsale Capital Group, Inc.	1,200	(240,156)
Palomar Holdings, Inc.*	1,300	(115,492)
Selectquote, Inc.*	7,000	(145,250)
		(588,230)
Interactive Media & Services (0.3)%
Eventbrite, Inc. (Class A Stock)*	8,900	(161,090)
Internet & Direct Marketing Retail (0.4)%
CarParts.com, Inc.*	4,800	(59,472)
RealReal, Inc. (The)*	10,400	(203,216)
		(262,688)
IT Services (3.3)%
Fastly, Inc. (Class A Stock)*	3,900	(340,743)
GoDaddy, Inc. (Class A Stock)*	2,000	(165,900)
Limelight Networks, Inc.*	16,100	(64,239)
MongoDB, Inc.*	1,100	(394,944)
Okta, Inc.*	1,200	(305,112)
Repay Holdings Corp.*	11,400	(310,650)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Switch, Inc. (Class A Stock)	14,400	$(235,728)
Twilio, Inc. (Class A Stock)*	900	(304,650)
		(2,121,966)
Leisure Products (1.5)%
Callaway Golf Co.	7,700	(184,877)
Clarus Corp.	4,100	(63,140)
Hasbro, Inc.	3,900	(364,806)
Peloton Interactive, Inc. (Class A Stock)*	2,300	(348,956)
		(961,779)
Life Sciences Tools & Services (4.1)%
Adaptive Biotechnologies Corp.*	6,400	(378,432)
Berkeley Lights, Inc.*	3,400	(303,994)
Codexis, Inc.*	18,200	(397,306)
NanoString Technologies, Inc.*	5,200	(347,776)
NeoGenomics, Inc.*	7,000	(376,880)
Pacific Biosciences of California, Inc.*	17,100	(443,574)
Quanterix Corp.*	8,400	(390,600)
		(2,638,562)
Machinery (1.1)%
Chart Industries, Inc.*	3,000	(353,370)
Enerpac Tool Group Corp.	7,900	(178,619)
NN, Inc.*	5,700	(37,449)
Woodward, Inc.	900	(109,377)
		(678,815)
Media (0.9)%
Cardlytics, Inc.*	2,700	(385,479)
Sinclair Broadcast Group, Inc. (Class A Stock)	6,400	(203,840)
		(589,319)
Metals & Mining (1.3)%
Allegheny Technologies, Inc.*	21,300	(357,201)
Carpenter Technology Corp.	5,600	(163,072)
Kaiser Aluminum Corp.	1,400	(138,460)
Novagold Resources, Inc. (Canada)*	16,000	(154,720)
		(813,453)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (0.2)%
PDC Energy, Inc.*	5,500	$(112,915)
Pharmaceuticals (1.4)%
Arvinas, Inc.*	5,100	(433,143)
Ocular Therapeutix, Inc.*	3,200	(66,240)
Reata Pharmaceuticals, Inc. (Class A Stock)*	2,800	(346,136)
WaVe Life Sciences Ltd.*	5,900	(46,433)
		(891,952)
Professional Services (0.7)%
Upwork, Inc.*	9,700	(334,844)
Willdan Group, Inc.*	2,000	(83,400)
		(418,244)
Real Estate Management & Development (1.1)%
Redfin Corp.*	5,200	(356,876)
St. Joe Co. (The)	7,800	(331,110)
		(687,986)
Road & Rail (1.1)%
Lyft, Inc. (Class A Stock)*	7,200	(353,736)
Uber Technologies, Inc.*	7,200	(367,200)
		(720,936)
Semiconductors & Semiconductor Equipment (1.4)%
Cree, Inc.*	4,000	(423,600)
Impinj, Inc.*	8,700	(364,269)
SolarEdge Technologies, Inc.*	400	(127,648)
		(915,517)
Software (10.3)%
8x8, Inc.*	11,100	(382,617)
Alteryx, Inc. (Class A Stock)*	1,900	(231,401)
Anaplan, Inc.*	5,300	(380,805)
Appian Corp.*	2,700	(437,643)
Bill.com Holdings, Inc.*	2,200	(300,300)
Cloudflare, Inc. (Class A Stock)*	4,600	(349,554)
Coupa Software, Inc.*	1,000	(338,910)
Datadog, Inc. (Class A Stock)*	3,600	(354,384)
Digimarc Corp.*	2,100	(99,204)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Domo, Inc. (Class B Stock)*	3,600	$(229,572)
Elastic NV*	2,700	(394,551)
Everbridge, Inc.*	2,600	(387,582)
LivePerson, Inc.*	4,300	(267,589)
Medallia, Inc.*	8,700	(289,014)
New Relic, Inc.*	3,300	(215,820)
PagerDuty, Inc.*	8,000	(333,600)
PROS Holdings, Inc.*	5,800	(294,466)
Q2 Holdings, Inc.*	2,200	(278,366)
Rapid7, Inc.*	4,100	(369,656)
Smartsheet, Inc. (Class A Stock)*	5,000	(346,450)
Splunk, Inc.*	2,000	(339,780)
		(6,621,264)
Specialty Retail (1.6)%
Burlington Stores, Inc.*	1,300	(340,015)
Carvana Co.*	1,500	(359,310)
Designer Brands, Inc. (Class A Stock)	6,100	(46,665)
Monro, Inc.	1,100	(58,630)
Vroom, Inc.*	6,000	(245,820)
		(1,050,440)
Technology Hardware, Storage & Peripherals (0.7)%
3D Systems Corp.*	14,600	(153,008)
Pure Storage, Inc. (Class A Stock)*	14,100	(318,801)
		(471,809)
Textiles, Apparel & Luxury Goods (0.6)%
Under Armour, Inc. (Class A Stock)*	20,800	(357,136)
Thrifts & Mortgage Finance (0.2)%
Capitol Federal Financial, Inc.	8,300	(103,750)
Trading Companies & Distributors (0.3)%
GATX Corp.	2,300	(191,314)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Water Utilities (0.6)%
Essential Utilities, Inc.	7,700	$(364,133)

Total Securities Sold Short (proceeds received $32,470,384)		(43,326,362)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 41.5% (cost $25,788,512)		26,605,932
Other assets in excess of liabilities(z) 58.5%		37,544,866

Net Assets 100.0%		$64,150,798

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at December 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
9	S&P 500 E-Mini Index	Mar. 2021	$1,686,960	$42,485
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).